Management Long-Term Incentive Plan - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2020	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation		$ 45,876	$ 303	$ 46,901	$ 1,051	$ 1,435	$ 1,441
RSU
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grants in period (in shares)				1,426,944
Grant date fair value (in dollars per share)				$ 14.04
RSU | RSU Conversion Program
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grant date fair value (in dollars per share)	$ 14.00			$ 14
LTIP
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Rolling performance period				3 years		3 years
LTIP | RSU Conversion Program
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	$ 607			$ 607
LTIP | RSU | RSU Conversion Program
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grants in period (in shares)	602,490			602,490
TRIP | RSU Conversion Program
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	$ 421			$ 421
TRIP | RSU | RSU Conversion Program
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grants in period (in shares)	348,911			348,911